Employee Benefit Plans	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Employee Benefit Plans
Note 14— Employee Benefit Plans
Defined Benefit Plans
Noble Drilling (Land Support) Limited, an indirect, wholly-owned subsidiary of Noble (“NDLS”), maintains a pension plan that covers all of its salaried, non-union
employees, whose most recent date of employment is prior to April 1, 2014 (referred to as our
“non-US
plan”).
In addition to the
non-US
plan discussed above, we have a US noncontributory defined benefit pension plan that covers certain salaried employees and a US noncontributory defined benefit pension plan that covers certain hourly employees, whose initial date of employment is prior to August 1, 2004 (collectively referred to as our “qualified US plans”). These plans are governed by the Noble Drilling Employees’ Retirement Trust (the “Trust”). The benefits from these plans are based primarily on years of service and, for the salaried plan, employees’ compensation near retirement. These plans are designed to qualify under the Employee Retirement Income Security Act of 1974 (“ERISA”), and our funding policy is consistent with funding requirements of ERISA and other applicable laws and regulations. We make cash contributions, or utilize credits available to us, for the qualified US plans when required. The benefit amount that can be covered by the qualified US plans is limited under ERISA and the Internal Revenue Code of 1986. Therefore, we maintain an unfunded, nonqualified excess benefit plan designed to maintain benefits for specified employees at the formula level in the qualified salaried US plan. We refer to the qualified US plans and the excess benefit plan collectively as the “US plans.”
During the fourth quarter of 2016, we approved amendments, effective as of December 31, 2016, to our non-US
and US defined benefit plans. With these amendments, employees and alternate payees will accrue no future benefits under the plans after December 31, 2016. However, these amendments will not affect any benefits earned through that date.
A reconciliation of the changes in projected benefit obligations (“PBO”) for our non-US
and US plans is as follows:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Benefit obligation at beginning of period	$63,729	$256,417	$67,943	$266,090	$62,485	$240,249
Interest cost	1,228	5,993	97	615	1,877	7,567
Actuarial loss (gain)	1,548	(6,465)	(4,366)	(6,491)	7,190	28,266
Plan amendments	—	—	—	—	104	—
Benefits paid	(2,456)	(7,199)	(138)	(1,515)	(2,261)	(8,024)
Settlements and curtailments	—	(5,208)	—	(2,282)	(3,751)	(1,968)
Foreign exchange rate changes	(983)	—	193	—	2,299	—

Benefit obligation at end of period	$63,066	$243,538	$63,729	$256,417	$67,943	$266,090

A reconciliation of the changes in fair value of plan assets is as follows:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Fair value of plan assets at beginning of period	$79,146	$221,743	$83,808	$222,417	$76,429	$194,160
Actual return on plan assets	2,998	12,254	(4,763)	838	8,741	36,247
Employer contributions	—	5,240	—	2,285	—	2,002
Benefits paid	(2,456)	(7,199)	(138)	(1,515)	(2,261)	(8,024)
Settlement and curtailment	—	(5,208)	—	(2,282)	(3,751)	(1,968)
Foreign exchange rate changes	(1,223)	—	239	—	4,650	—

Fair value of plan assets at end of period	$78,465	$226,830	$79,146	$221,743	$83,808	$222,417

The funded status of the plans is as follows:

	Successor Year Ended December 31,		Predecessor Year Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Funded status	$15,399	$(16,708)	$15,865	$(43,673)
Amounts recognized in the Consolidated Balance Sheets consist of:

	Successor Year Ended December 31,		Predecessor Year Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Other assets (noncurrent)	$15,399	$971	$15,865	$—
Other liabilities (current)	—	(67)	—	(8,169)
Other liabilities (noncurrent)	—	(17,612)	—	(35,504)

Net amount recognized	$15,399	$(16,708)	$15,865	$(43,673)

Amounts recognized in AOCI consist of:

	Successor		Predecessor
	As of December 31, 2021		As of December 31, 2020
	Non-US	US	Non-US	US
Net actuarial (gain) loss	$(369)	$(6,496)	$3,108	$47,094
Deferred income tax asset (liability)	112	1,364	(558)	(9,890)

Accumulated other comprehensive income (loss)	$(257)	$(5,132)	$2,550	$37,204

Pension costs include the following components:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31,
					2020		2019
	Non-US	US	Non-US	US	Non-US	US	Non-US	US
Service cost	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	1,228	5,993	97	615	1,877	7,567	1,814	8,711
Return on plan assets	(845)	(11,648)	(85)	(1,239)	(1,649)	(11,676)	(2,471)	(10,313)
Amortization of prior service cost	—	—	1	—	10	—	10	—
Recognized net actuarial loss	—	—	—	281	—	2,866	—	2,771
Settlement and curtailment gains	—	(575)	—	301	9	154	—	(37)

Net pension benefit cost (gain)	$383	$(6,230)	$13	$(42)	$247	$(1,089)	$(647)	$1,132

There is zero and zero estimated net actuarial losses and prior service costs for the non-US
plan and the US plans, respectively, that will be amortized from AOCI into net periodic pension cost in 2022.
During the years ended December 31, 2021, 2020 and 2019, we adopted the Retirement Plan (“RP”) mortality tables with the Mortality Projection (“MP”) scale as issued by the Society of Actuaries for each of the respective years. The RP 2021, 2020 and 2019 mortality tables represent the new standard for defined benefit mortality assumptions due to adjusted life expectancies. The adoption of the updated mortality tables and the mortality improvement scales increased our pension liability on our US plans by approximately $0.7 million as of December 31, 2021 and decreased our pension liability by approximately $1.7 million and $2.1 million as of December 31, 2020 and 2019.
During the fourth quarter of 2018, the UK High Court made a judgement confirming that UK pension schemes are required to equalize male and female members’ benefits for the effect of guaranteed minimum pensions (GMP). We have accounted for the impact of the GMP equalization as a plan amendment to our non-US
plan, and the impact is included as a prior service cost as of December 31, 2020, which will be amortized over the average life expectancy of the members at that date.
Defined Benefit Plans—Disaggregated Plan Information
Disaggregated information regarding our
non-US
and US plans is summarized below:

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Projected benefit obligation	$63,066	$243,538	$67,943	$266,090
Accumulated benefit obligation	63,066	243,538	67,943	266,090
Fair value of plan assets	78,465	226,830	83,808	222,417
The following table provides information related to those plans in which the PBO exceeded the fair value of the plan assets at December 31, 2021 and 2020. The PBO is the actuarially computed present value of earned benefits based on service to date and includes the estimated effect of any future salary increases. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2017.

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Projected benefit obligation	$—	$207,059	$—	$266,090
Fair value of plan assets	—	189,382	—	222,417
The PBO for the unfunded excess benefit plan was $1.5 million at December 31, 2021 as compared to $9.7 million in 2020, and is included under “US” in the above tables.
The following table provides information related to those plans in which the accumulated benefit obligation (“ABO”) exceeded the fair value of plan assets at December 31, 2021 and 2020. The ABO is the actuarially computed present value of earned benefits based on service to date, but differs from the PBO in that it is based on current salary levels. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2016.

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Accumulated benefit obligation	$—	$207,059	$—	$266,090
Fair value of plan assets	—	189,382	—	222,417
The ABO for the unfunded excess benefit plan was $1.5 million at December 31, 2021 as compared to $9.7 million in 2020, and is included under “US” in the above tables.
Defined Benefit Plans—Key Assumptions
The key assumptions for the plans are summarized below:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.80%	2.63% - 2.89%	1.80%	1.92% - 2.77%	1.40%	1.82% - 2.60%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Years Ended December 31,
			2020	2019
	Non-US	Non-US	Non-US	Non-US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.80%	1.80%	2.10%	2.90%
Expected long-term return on assets	1.20%	1.20%	2.90%	3.70%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Years Ended December 31,
			2020	2019
	US	US	US	US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.92% - 2.77%	1.82% - 2.60%	2.56% - 3.32%	3.65% - 4.29%
Expected long-term return on assets	5.00% - 5.80%	5.10% - 6.10%	5.40% - 6.30%	5.40% - 6.50%
Rate of compensation increase	N/A	N/A	N/A	N/A
The discount rates used to calculate the net present value of future benefit obligations for our US plans is based on the average of current rates earned on long-term bonds that receive a Moody’s rating of “Aa” or better. We have determined that the timing and amount of expected cash outflows on our plans reasonably match this index. For our non-US
plan, the discount rate used to calculate the net present value of future benefit obligations is determined by using a yield curve of high quality bond portfolios with an average maturity approximating that of the liabilities.
In developing the expected long-term rate of return on assets, we considered the current level of expected returns on risk free investments (primarily government bonds), the historical level of risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets for the portfolio. To assist us with this analysis, we employ third-party consultants for our US and non-US
plans that use a portfolio return model.
Defined Benefit Plans—Plan Assets
Non-US
Plan
As of December 31, 2021, the NDLS pension Scheme targets an asset allocation of 20.0% return-seeking securities (growth) and 80.0% in debt securities (matching) and adopts a de-risking
strategy whereby the level of investment risk reduces as the Scheme’s funding level improves. The overall investment objective of the Scheme, as adopted by the Scheme’s Trustees, is to reach a fully funded position on the agreed de-risking
basis of gilts - 0.20% per annum. The objectives within the Scheme’s overall investment strategy is to outperform the cash + 4% per annum long term objective for growth assets and to sufficiently hedge interest rate and inflation risk within the matching portfolio in relation to the Scheme’s liabilities. By achieving these objectives, the Trustees believe the Scheme will be able to avoid significant volatility in the contribution rate and provide sufficient assets to cover the Scheme’s benefit obligations. To achieve this the Trustees have given Mercer, the appointed investment manager, full discretion in the day-to-day
management of the Scheme’s assets and implementation of the
de-risking
strategy, who in turn invests in multiple underlying investment managers where appropriate. The Trustees meet with Mercer periodically to review and discuss their investment performance.
The actual fair values of the
non-US
plan are as follows:

Successor:	As of December 31, 2021
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$938	$938	$—	$—
Equity securities:
International companies	10,546	10,546	—	—
Fixed income securities:
Corporate bonds	66,981	66,981	—	—

Total	$78,465	$78,465	$—	$—

Predecessor:	As of December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$5,405	$5,405	$—	$—
Equity securities:
International companies	4,179	4,179	—	—
Fixed income securities:
Corporate bonds	72,407	72,407	—	—
Other	1,817	1,817	—	—

Total	$83,808	$83,808	$—	$—

US Plans
The fundamental objective of the US plan is to provide the capital assets necessary to meet the financial obligations made to plan participants. In order to meet this objective, the Investment Policy Statement depicts how the investment assets of the plan are to be managed in accordance with the overall target asset allocation of approximately 38.9% equity securities, 59.9% fixed income securities, and 1.2% in cash and equivalents. The target asset allocation is intended to generate sufficient capital to meet plan obligations and provide a portfolio rate of return equal to or greater than the return realized using appropriate blended, market benchmark over a full market cycle (usually a five to seven year time period). Actual allocations may deviate from the target range, however any deviation from the target range of asset allocations must be approved by the Trust’s governing committee.

For investments in mutual funds, the assets of the Trust are subject to the guidelines and limits imposed by such mutual fund’s prospectus and the other governing documentation at the fund level.
No shares of Noble were included in equity securities at either December 31, 2021 or 2020.
The actual fair values of US plan assets are as follows:

Successor:	As of December 31, 2021
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3,718	$3,718	$—	$—
Equity securities:
United States	86,237	—	86,237	—
Fixed income securities:
Corporate bonds	103,504	100,342	3,162	—
Treasury bonds	33,371	33,371	—	—

Total	$226,830	$137,431	$89,399	$—

Predecessor:	As of December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$1,727	$1,727	$—	$—
Equity securities:
United States	78,019	32,387	45,632	—
International	32,310	32,310	—	—
Fixed income securities:
Corporate bonds	83,645	82,669	976	—
Treasury bonds	26,716	26,716	—	—

Total	$222,417	$175,809	$46,608	$—

Defined Benefit Plans—Cash Flows
During the period from January 1, 2021 to February 5, 20201 and the period from February 6, 2021 to December 31, 2021, we made no contributions to our non-US
plan. During the period from January 1, 2021 to February 5, 20201 and the period from February 6, 2021 to December 31, 2021, we made contributions of $2.3 million and $5.2 million, respectively, to our US plans. In 2020, we made no contributions to our non-US
plan and contributions of $2.0 million to our US plans. In 2019, we made no contributions to our non-US
plan and contributions of $1.3 million to our US plans. We expect our aggregate minimum contributions to our non-US
and US plans in 2022, subject to applicable law, to be zero and $0.1 million, respectively. We continue to monitor and evaluate funding options based upon market conditions and may increase contributions at our discretion.

The following table summarizes our estimated benefit payments at December 31, 2021:

		Payments by Period
	Total	2022	2023	2024	2025	2026	Thereafter
Estimated benefit payments
Non-US plans	$30,302	$2,514	$2,616	$2,723	$2,835	$2,951	$16,663
US plans	110,107	9,710	10,190	10,397	10,844	11,059	57,907

Total estimated benefit payments	$140,409	$12,224	$12,806	$13,120	$13,679	$14,010	$74,570

Other Benefit Plans
We sponsor a 401(k) Restoration Plan, which is a nonqualified, unfunded employee benefit plan under which specified employees may elect to defer compensation in excess of amounts deferrable under our 401(k) savings plan. The 401(k) Restoration Plan has no assets, and amounts withheld for the 401(k) Restoration Plan are kept by us for general corporate purposes. The investments selected by employees and associated returns are tracked on a phantom basis. Accordingly, we have a liability to the employee for amounts originally withheld plus phantom investment income or less phantom investment losses. We are at risk for phantom investment income and, conversely, benefit should phantom investment losses occur. At December 31, 2021 and 2020, our liability for the 401(k) Restoration Plan was $2.8 million and $7.8 million, respectively, and is included in “Accrued payroll and related costs.” The primary reason for the decrease is due to benefits paid during the calendar year 2021. Subsequent to December 31, 2021, the board has approved the termination of the 401(k) Restoration Plan and distribution of benefits is expected to occur within the next 12 months.
In 2005, we enacted a profit sharing plan, the Noble Drilling Services Inc. Profit Sharing Plan, which covers eligible employees, as defined in the plan. Participants in the plan become fully vested in the plan after three years of service. We sponsor other retirement, health and welfare plans and a 401(k) savings plan for the benefit of our employees. On January 1, 2019, the 401(k) savings plan and the profit sharing plan were merged into the Noble Drilling Services Inc. 401(k) and Profit Sharing Plan.
Profit sharing contributions are discretionary, require Board of Directors approval and are made in the form of cash. Contributions recorded related to this plan totaled zero, zero, $2.4 million and $2.4 million, respectively, for the period from February 6, 2021 to December 31, 2021, the period from January 1 through February 5, 2021 and the years end December 31, 2020 and 2019. The cost of maintaining these plans for continuing operations aggregated approximately $29.8 million, $1.6 million, $24.9 million and $28.1 million for the period from February 6, 2021 to December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively. We do not provide post-retirement benefits (other than pensions) or any post-employment benefits to our employees.